SHARE CAPITAL AND RESERVES - Share purchase option compensation plan (Details)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024
Share purchase option plan
SHARE CAPITAL AND RESERVES
Percentage of maximum number of eligible shares in aggregate		10.00%
Percentage of maximum number of eligible shares in with respect to any one optionee		5.00%
Hold period of option granted		4 months
Exercisable term		10 years
Share unit plan
SHARE CAPITAL AND RESERVES
Percentage of maximum number of eligible shares in aggregate	10.00%